Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Mar. 31, 2025	May 08, 2024	Mar. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total corporate debt	$ 1,697.8		$ 1,793.5
Unamortized debt issuance costs	(24.8)		(10.2)
Total debt, net	1,673.0		1,783.3
Less current portion	(215.6)		(860.3)
Non-current portion of debt	1,457.4		923.0
LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	2,331.2		2,508.5
Unamortized debt issuance costs	(40.0)		(28.5)
Total debt, net	2,291.2		2,480.0
Less current portion	(134.0)		(860.3)
Non-current portion of debt	2,157.2		1,619.7
Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	$ 0.0			$ 575.0
Senior Notes | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Coupon rate	5.50%
Term Loan A | Term Loans | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	$ 314.4		399.3
Term Loan B | Term Loans | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	0.0		819.2
5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	$ 715.0		715.0
Coupon rate	5.50%	5.50%
Intercompany Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Total corporate debt	$ 81.6		0.0
LGTV Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Total corporate debt	0.0		575.0
LGTV Term Loan A | Revolving Credit Facility
Debt Instrument [Line Items]
Total corporate debt	314.4
LGTV Term Loan A | Term Loans
Debt Instrument [Line Items]
Total corporate debt	314.4		399.3
LGTV Term Loan A | Term Loans | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt		$ 399.3
LGTV Term Loan B | Term Loans
Debt Instrument [Line Items]
Total corporate debt	0.0		819.2
LGTV Term Loan B | Term Loans | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt		$ 819.2
eOne IP Credit Facility | Secured Debt
Debt Instrument [Line Items]
Total corporate debt	323.0		0.0
eOne IP Credit Facility | Line of Credit
Debt Instrument [Line Items]
Total corporate debt	323.0
eOne IP Credit Facility | Line of Credit | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	323.0		0.0
LG IP Credit Facility | Secured Debt
Debt Instrument [Line Items]
Total corporate debt	978.8		0.0
LG IP Credit Facility | Line of Credit
Debt Instrument [Line Items]
Total corporate debt	978.8
LG IP Credit Facility | Line of Credit | LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Total corporate debt	$ 978.8		$ 0.0